INCOME TAXES (Details) - Reconciliation of income taxes at the Federal statutory tax rate (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		14 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2013	Oct. 31, 2012	Dec. 31, 2013
Reconciliation of income taxes at the Federal statutory tax rate [Abstract]
Income tax benefit at U.S. Federal statutory income tax rate					$ (3,427,000)	$ (1,446,000)
Income tax benefit at U.S. Federal statutory income tax rate					(34.00%)	(34.00%)	34.00%
State income taxes					(6,000)	(2,000)
State income taxes					(0.06%)	(0.06%)
Permanent differences					294,000	8,000
Permanent differences					2.92%	0.19%
Credits						(63,000)
Credits						(1.48%)
Expiring net operating losses, credits and other					250,000	2,527,000
Expiring net operating losses, credits and other					2.48%	59.44%
Foreign rate difference on impairment					403,000
Foreign rate difference on impairment					4.00%
Change in valuation allowance					2,486,000	(1,024,000)
Change in valuation allowance					24.66%	(24.09%)
Income tax provision
Income tax provision					0.00%	0.00%	0.00%